Derivative Instruments (Details) - Schedule of stock warrant was determined based on the Black-Scholes option	12 Months Ended
Dec. 31, 2021 $ / shares
Schedule of stock warrant was determined based on the Black-Scholes option [Abstract]
Expected dividend yield	0.00%
Standard deviation of share price	$ 0.8
Expected term	5 years
Risk-free interest rate	0.36%
Grant-date fair value (estimated)	$ 8.5